Convertible Note Arrangement - Derivative valuation assumption (Details) - Convertible Note - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Risk free rate	4.20%	1.40%
Equity Volatility	54.00%	60.00%
Share price	$ 2.25	$ 5.67
Credit spread	30.50%	25.60%